Business, basis of presentation and significant	9 Months Ended
Jan. 31, 2012
Notes to Financial Statements
Note 1 - BUSINESS, BASIS OF PRESENTATION AND SIGNIFICANT

Medina International Holdings, Inc. ("Company," "Medina," "we," "us," "our") was incorporated in 1998 as Colorado Community Broadcasting, Inc. The Company intended to purchase low power television licenses or stations and planned to broadcast local programming mixed with appropriate national programming. The Company changed the name of the business in 2005 to Medina International Holdings, Inc.

The Company, under its two wholly owned subsidiaries, Harbor Guard Boats, Inc. and Medina Marine, Inc., plans to manufacture and sell recreational and commercial boats. The Company formed Medina Marine, Inc., as a wholly owned subsidiary of the Company, on May 22, 2006 to manufacture and sell fire rescue, rescue and recreational boats.

The Company signed an agreement to acquire Modena Sports Design, LLC, as a wholly owned subsidiary of the Company on June 18, 2008. Modena Sports Design, LLC was formed in the State of California in 2003 to produce fire rescue, rescue and recreational boats. Modena Sports Design, LLC reorganized as a California corporation on January 7, 2010 changed its name to Harbor Guard Boats, Inc.

The Company entered into an agreement with WinTec Protective Systems, Inc. on June 28, 2011 to acquire 51% of the equity or 20,400,000 common shares of WinTec Protective Systems, Inc. in exchange for 3,000,000 common shares of the Company.

Wintec Protective Systems, Inc. formed Security Glass Solution, Inc. a wholly owned subsidiary in the State of Texas on July 28, 2011.

Agreement with Wintec Protective Systems, Inc.

On June 28, 2011, Medina International Holdings, Inc. entered into a Contribution and Exchange Agreement with WinTec Protective Systems, Inc. ("WinTec.") As part of the Contribution and Exchange Agreement, the Company agreed to issue 3,000,000 shares of its restricted common stock in exchange for 20,400,000 shares of the common stock of WinTec. As a result of such exchange, the Company holds 51% of the issued and outstanding common stock of WinTec, making WinTec a subsidiary of the Company.

Wintec was incorporated in the State of Texas. Wintec's Operations are located in Houston, Texas. Wintec has developed various products such as CORTAIN, Hydro-Tain, and Blast Block. Medina International Holdings, Inc. has first right to use CORTAIN, anti-corrosion material for small marine crafts.

As part of the Contribution and Exchange Agreement, the Company has agreed to register the 3,000,000 shares issued with the Securities and Exchange Commission ("SEC") for resale by WinTec. If any of the following occur:

(i) the Registration Statement is not filed on or before the Required Filing Date,

(ii) the Registration Statement is not declared effective on or before the Required Effective Date, or

(iii)the Registration Statement is declared effective but cease to be effective for a period of time which shall exceed three hundred and ty five (365) days in the aggregate per year (defined as a period of 365 days commencing on the date the Registration Statement is declared effective)then the Company will be required to pay WinTec an amount equal to one-half percent (0.5%) of the fair market value of the 3,000,000 shares of the Company's common stock on the first business day after the non-registration event and for each subsequent thirty (30) day period (pro rata for any period less than thirty (30) days) which are subject to such Non-Registration Event.

Stock Redemption and Purchase Agreement

Concurrent with the signing of the Contribution and Exchange Agreement, the Company also entered into a Stock Redemption and Purchase Agreement with WinTec. The Stock Redemption and Purchase Agreement provides that provides WinTec the right to repurchase 12,400,000 shares of its common stock held by the Company upon the closing of the Contribution and Exchange Agreement in exchange for $1,500,000(amended to $237,658 on October 24,2011). In addition, the Company has agreed to issue to WinTec an option to purchase up to 3,000,000 shares of its restricted common stock at an exercise price of $0.10 per share.

The Stock Redemption and Purchase Agreement provides that the WinTec Board of Directors shall be reduced from 7 to 6 directors and that the Company will have the ability to appoint 2 of the directors.

Upon the completion of the Stock Redemption and Purchase Agreement, the Company will hold 8,000,000 shares of WinTec, representing 20% of the issued and outstanding common stock of WinTec.

Loan Agreement and Revolving Promissory Note

Concurrent to the signing of the Contribution and Exchange Agreement, the Company entered into a Loan Agreement and Revolving Promissory Note with WinTec. As part of the Loan Agreement, the Company has agreed to lend to WinTec $1,500,000 (amended to $237,658 on October 24,2011) cash to be used by WinTec to expand its business operations, which includes at some future point moving their laboratory facility from Texas to California.

The Loan Agreement provides for the funds to be delivered to WinTec, as set forth below:

- Fifty Thousand Dollars ($50,000) upon execution of the loan documentation, and

- Four Hundred Fifty Thousand ($450,000) amended to $187,658 on October 24, 2011 and 90 days after the execution of the loan documentation

The Loan Agreement provides for the Company to be issued an exclusive license for the use of WinTec's anti-corrosion material for small marine craft, pursuant and the first right of first refusal to exclusively license such intellectual property of WinTec as it may license to third parties.

The Revolving Promissory Note has an annual interest rate of 1% and a term of four (4) years from the date of issuance. The Revolving Promissory Note does not provide for a payment schedule, only that payments will be made as requested by the Company.

Stock Issuance

On June 28, 2011, as part of the Contribution and Exchange Agreement and the Stock Redemption and Purchase Agreement, the Company made the following issuances of its restricted common stock and equity instruments:

- 3,000,000 shares of its restricted common stock to WinTec pursuant to the Contribution and Exchange Agreement in exchange for 20,400,000 shares of the common stock of WinTec.

- An option to purchase 3,000,000 shares of the Company's restricted common stock at an exercise price of $0.10 per share to WinTec as part of the Stock Redemption and Purchase Agreement.

The future success of the Company is likely dependent on its ability to obtain additional capital to develop its proposed products and ultimately, upon its ability to attain future profitable operations. There can be no assurance that the Company will be successful in obtaining such financing, or that it will obtain positive cash flow.

Presentation of Interim Information

In the opinion of the management of the Company, the accompanying unaudited financial statements include all normal adjustments considered necessary to present fairly the financial position and operating results of the Company for the periods presented. The financial statements and notes are presented as permitted by Form 10-Q, and do not contain certain information included in the Company's Annual Report on Form 10-K for the fiscal year ended April 30, 2011. It is management's opinion that when the interim financial statements are read in conjunction with the April 30, 2011 Annual Report on Form 10-K, the disclosures are adequate to make the information presented not misleading. Interim results are not necessarily indicative of results for a full year or any future period. The accompanying consolidated financial statements of Medina International Holdings, Inc. and its subsidiaries were prepared in accordance with generally accepted accounting principles in the United States of America (“GAAP”) and include the assets, liabilities, revenues, and expenses of subsidiaries, Medina Marine, Inc., Harbor Guard Boats, Inc. and Wintec Protective Systems, Inc. All intercompany balances and transactions have been eliminated in consolidation.

Going Concern

Recoverability of a major portion of the recorded asset amounts shown in the accompanying balance sheet is dependent upon continued operations of the Company, which in turn is dependent upon the Company's ability to raise additional capital, obtain financing and to succeed in its future operations. The financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts or amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern.

The accompanying financial statements have been prepared in conformity with generally accepted accounting principles in the United States, which contemplates continuation of the Company as a going concern. On January 31, 2012, the Company's current liabilities exceeded its current assets by $2,453,557. Also, the Company's operations generated $449,919 revenue during the current period ended and the Company's accumulated deficit is $7,173,666.

Management has taken various steps to revise its operating and financial requirements, which we believe are sufficient to provide the Company with the ability to continue on in the subsequent year. Management devoted considerable effort during the period ended January 31, 2012 towards management of liabilities and improving our operations. Management believes that the above actions will allow the Company to continue its operations through the next fiscal year.

The future success of the Company is likely dependent on its ability to attain additional capital to develop its proposed products and ultimately, upon its ability to attain future profitable operations. There can be no assurance that the Company will be successful in obtaining such financing, or that it will obtain positive cash flow.